CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2018
Capital Management And Financial Risk Tables Abstract
Review of capital
	At December 31	At December 31
(in thousands)	2018	2017

Net cash:
Cash and cash equivalents	$23,207	$3,636
Investments in debt instruments (note 10)	-	37,807
Debt obligations-current (note 17)	-	-
Net cash	$23,207	$41,443

Credit risk
	At December 31	At December 31
(in thousands)	2018	2017

Cash and cash equivalents	$23,207	$3,636
Trade and other receivables	4,072	4,791
Investments in debt instruments	-	37,807
Restricted cash and investments	12,255	12,184
	$39,534	$58,418

Maturities of financial liabilities
(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$5,554	$-
	$5,554	$-

Price risk
Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$368
10% decrease in equity prices	(305)

Fair value of financial assets and financial liabilities
	Financial	Fair	December 31,	December 31,
	Instrument	Value	2018	2017
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$23,207	$3,636
Trade and other receivables	Category B		4,072	4,791
Investments
Debt instruments-GICs	Category A	Level 2	-	37,807
Equity instruments-shares	Category A	Level 1	2,007	2,833
Equity instruments-warrants	Category A	Level 2	248	4,526
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		3,120	3,049
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$41,789	$65,777

Financial Liabilities:
Account payable and accrued liabilities	Category C		5,554	5,756
Debt obligations	Category C		-	-
			$5,554	$5,756

(1)	Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.